CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 113,825	$ 117,063
Short-term investments	94,721	129,619
Prepaid expenses and other current assets	14,813	16,642
Amounts due from related parties	170	2,631
Deferred tax assets-current	6,125	6,139
Total current assets	229,654	272,094
Property and equipment, net	30,433	34,826
Deferred tax assets-noncurrent	1,083	1,460
Rental deposits	4,893	4,807
Long-term investments	9,010	15,197
Goodwill	875	897
Other noncurrent assets	3,001	2,337
Total assets	278,949	331,618
Current liabilities:
Deferred revenue-current (including deferred revenue of the consolidated variable interest entities ("VIE") without recourse to the Group of $103,871 and $102,461 as of December 31, 2013 and 2014, respectively)	102,461	103,871
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Group of $29,993 and $30,605 as of December 31, 2013 and 2014, respectively)	32,473	35,275
Income taxes payable (including income taxes payable of the consolidated VIE without recourse to the Group of $8,675 and $8,632 as of December 31, 2013 and 2014, respectively)	9,064	9,383
Deferred income-current (including deferred income of the consolidated VIE without recourse to the Group of nil and nil as of December 31, 2013 and 2014, respectively)	550	347
Total current liabilities	144,548	148,876
Deferred revenue-noncurrent (including deferred revenue of the consolidated VIE without recourse to the Group of $29,983 and $23,687 as of December 31, 2013 and 2014, respectively)	23,687	29,983
Deferred income-noncurrent (including deferred income of the consolidated VIE without recourse to the Group of nil and nil as of December 31, 2013 and 2014, respectively)		260
Total liabilities	168,235	179,119
Commitments (Note 16)
Equity
Ordinary shares (par value $0.0001; 469,647,160 shares authorized; 144,243,870 and 135,520,084 shares issued; 133,610,982 and 124,655,742 shares outstanding as of December 31, 2013 and 2014, respectively)	13	14
Treasury stock, at cost (9,366,032 shares as of December 31, 2013 and 2014)	(16,124)	(16,124)
Additional paid-in capital	125,205	157,149
Statutory reserves	4,874	3,952
Retained earnings (accumulated deficits)	(3,763)	7,181
Accumulated other comprehensive income	588	215
Total Xueda Education Group shareholders' equity	110,793	152,387
Noncontrolling interests	(79)	112
Total equity	110,714	152,499
Total liabilities and equity	$ 278,949	$ 331,618